SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended					1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended				77 Months Ended	80 Months Ended						1 Months Ended			1 Months Ended		0 Months Ended			12 Months Ended		1 Months Ended			0 Months Ended
	Jan. 31, 2014	Jan. 08, 2014	Dec. 13, 2013	Jan. 08, 2013	Feb. 11, 2011	Apr. 30, 2014	Aug. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014	Dec. 13, 2013	Sep. 30, 2013	Jan. 08, 2013	Feb. 11, 2011	May 16, 2014 Darrin Ocasio, Partner at SRFF [Member] Services Performed in Connection with April 2014 Private Placement [Member] Subsequent Event [Member] Legal Fees [Member]	Apr. 30, 2014 Darrin Ocasio, Partner at SRFF [Member] Services Performed in Connection with April 2014 Private Placement [Member] Subsequent Event [Member]	Mar. 31, 2014 Darrin Ocasio, Partner at SRFF [Member] Services Performed in Connection with April 2014 Private Placement [Member] Legal Fees [Member]	Apr. 30, 2014 RedChip [Member] Services Performed in Connection with April 2014 Private Placement [Member] Subsequent Event [Member]	Apr. 30, 2014 Objective Equity [Member] Services Performed in Connection with April 2014 Private Placement [Member] Subsequent Event [Member]	Mar. 10, 2014 Private Placement Agent Agreement [Member] Subsequent Event [Member]	Jan. 08, 2014 Private Placement Agent Agreement [Member] Subsequent Event [Member]	Mar. 10, 2014 Private Placement Agent Agreement [Member]	Dec. 31, 2013 Private Placement Agent Agreement [Member]	Dec. 31, 2012 Private Placement Agent Agreement [Member]	Apr. 30, 2014 April 2014 Private Placement [Member] Subsequent Event [Member] Placement Agent Fees [Member]	Apr. 30, 2014 April 2014 Private Placement [Member] Subsequent Event [Member]	Apr. 30, 2014 Services Performed in Connection with April 2014 Private Placement [Member] Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Jan. 08, 2014 Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		3,550,000					249,998		500,000	1,166,666		1,666,667	2,196,673	1,433,339																			2,750,000
Warrants, Term of Warrants	60 months																																5 years
Class of Warrant or Rights, Granted						1,775,000																162,500										50,000	1,375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																		$ 0.40															$ 0.40
Proceeds from Issuance or Sale of Equity (in Dollars)			$ 709,999					$ 0	$ 0		$ 709,999	$ 0	$ 329,500	$ 215,000	$ 709,999	$ 709,999																	$ 550,000
Payments of Stock Issuance Costs (in Dollars)													20,000																			20,000
Stock Issued During Period, Shares, Issued for Services				805,200	12,303,336																		134,200		334,400	202,400		264,000				100,000				1,630,200
Shares Issued, Price Per Share (in Dollars per share)							$ 0.20		$ 0.15	$ 0.15		$ 0.15	$ 0.15	$ 0.15				$ 0.20		$ 0.20	$ 0.15													$ 0.20
Stock Issued During Period, Value, Issued for Services (in Dollars)					1,845,500			40,000			286,040		1,845,500																					134,200
Derivative Liability (in Dollars)								599,328								599,328								57,190
Development Stage Entities, Stock Issued, Shares, Issued for Cash																																				3,550,000
Debt Conversion, Converted Instrument, Shares Issued																																				36,596
Debt Conversion, Original Debt, Amount (in Dollars)								0	0		7,320	0			7,320	7,320																				7,520
Maximum Capital to Raise in Private Placement (in Dollars)											$ 2,500,000				$ 2,500,000		$ 3,500,000		$ 2,500,000								$ 3,500,000				$ 25,000,000
Other Commitments, Description																											a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on June 10, 2014.		On March 10, 2014, the Company entered into an agreement with John Carris Investments, LLC ("John Carris") to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising up to a maximum of $3.5 million. In consideration for such services, the Company will pay John Carris (a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.	(a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity. On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.	(a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity. On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.
Subsequent Event, Description																																			a) increase the amount the Company is offering to $3,500,000 from $2,500,000 and (b) to add a warrant to the offering to purchase one share of Common Stock at an exercise price of $0.40 and exercisable for a period of sixty (60) months after initial exercise date.